Financial risk management objectives and policies (Details Narrative) $ in Thousands, $ in Thousands	Jan. 09, 2026	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Short-term assets in foreign currency			$ 472,993
Foreign currency liabilities			402,170
Insurance amount			$ 4,500,000
Deferred payment		$ 2,449,067
P D A H A [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Concession term	30 years